Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 0	$ 0	$ 86,749
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	10,790	32,369	75,528	97,107
2022 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0	0	324,777
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	10,790	32,369	112,624	508,633
2023 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 0	$ 37,096	$ 0